Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Work in process	$ 3,574	$ 4,547
Finished goods	7,400	5,608
Total	$ 10,974	$ 10,155